Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0002039096
Registrant Name	ELC Group Holdings Ltd.
Registration File Number	333-285524
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES